Note 22 - Subsequent Events in Connection With Recast (Unaudited)	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Subsequent Events in Connection with Recast [Text Block]

Note 22 - Subsequent Events in Connection with Recast (unaudited)

As a result of the wind down and divestiture of the Consumer Health business as described further in Note 1 - Nature of Business and Financial Condition, Note 2 - Summary of Significant Accounting Policies, Note 20 - Discontinued Operations and Note 21 - Subsequent Events, the Company determined that the accounting requirements for reporting the Consumer Health business as a discontinued operation were met when the wind down and divestiture was completed on July 31, 2024, and that the Company now operates as one single operating and reportable segment. Due to such determination the Company has recast its consolidated financial statements and the notes thereto for the years ended June 30, 2024, and 2023, to reflect the Consumer Health business as a discontinued operation and the Company as one single operating and reportable segment. In connection with the recasting of these consolidated financial statements and the notes thereto, the Company has considered whether there are other subsequent events that have occurred since September 26, 2024, and through April 28, 2025, that require recognition or disclosure in these consolidated financial statements and the notes thereto and believes that there are no such events.